Earnings per share (Details 1) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares on April 01	183,332,460	182,835,369	182,742,369
Effect of shares issued on exercise of stock options	109,557	198,581	60,820
Effect of Rights issue	189,725,240	0	0
Weighted average number of equity shares and equivalent shares outstanding	373,167,257	183,033,950	182,803,189